Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRRENT ASSETS

8           OTHER CURRRENT ASSETS

Other current assets consist of the following:

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰
VAT recoverable	$23,360,510	$9,991,877
Receivable from Ningbo Litong (Note 22)	-	2,740,970
Customs deposits for imported inventories	27,398,747	29,102,193
Others	9,887,358	4,143,388

	$60,646,615	$45,978,428

The estimate of deductible input VAT on the purchase of property, plant and equipment is determined using vendor contracts, engineering and other estimates, as well as historical experience, and is included in VAT recoverable. Approximately $2.5 million and $2.9 million is included in non-current assets as of June 30, 2012 and December 31, 2011, respectively.

Customs deposits for imported inventories represent amounts paid to the local customs office in connection with the importing of raw materials inventories. Upon approval by the customs authorities, these amounts become refundable by the local tax authority and are reclassified as consumption tax refund receivable (Note 7).

6    OTHER CURRRENT ASSETS

Other current assets consist of the following:

As of December 31,
2011	2010
VAT recoverable	$9,991,877	$21,953,590
Receivable from Ningbo Litong (Note 24)	2,740,970	2,217,854
Customs deposits for imported inventories	29,102,193	1,972,682
Other	4,143,388	2,464,707

	$45,978,428	$28,608,833

Prior to January 1,2009, VAT paid (input VAT) on the purchase of property, plant and equipment was not deductible and was included in the cost of the assets. In 2009, management estimated the deductible input VAT using vendor contracts, engineering and other estimates, as well as historical experience. In 2010, as more experience was gained, management revised their estimate of deductible input VAT and reclassified approximately $13 million from property, plant and equipment to VAT recoverable. These amounts were submitted on the Company’s VAT returns which have been approved by the PRC VAT authorities, approximately $2.9 million was included in non-current assets as of December 31, 2011.

Customs deposits for imported inventories represent amounts paid to the local customs office in connection with the import of raw materials inventories. Upon approval by the customs authorities, these amounts become refundable by the local tax authority and are reclassified as consumption tax refund receivable (Note 5).Through March 31, 2012, deposits of $29,102,193 have been approved for refund, which refund is expected to be received in May 2012.